Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Schedule of Equity
Total equity for the Group as of December 31, 2023, and 2022, was as follows:

	December 31, 2023 $	December 31, 2022 $
Equity
Share capital, £0.01 par value, issued and paid 271,853,731 and 278,566,306 as of December 31, 2023 and 2022, respectively	5,461	5,455
Share premium	290,262	289,624
Treasury shares, 17,614,428 and 10,595,347 as of December 31, 2023 and 2022, respectively	(44,626)	(26,492)
Merger Reserve	138,506	138,506
Translation reserve	182	89
Other reserves	(9,538)	(14,478)
Retained earnings/(accumulated deficit)	83,820	149,516
Equity attributable to owners of the Group	464,066	542,220
Non-controlling interests	(5,835)	5,369
Total equity	458,232	547,589